UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      ICAHN CAPITAL LP

Address:   767 Fifth Avenue, Suite 4700
           New York, New York  10153


Form 13F File Number: 028-12848


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   EDWARD E. MATTNER
Title:  Authorized Signatory
Phone:  212-702-4300

Signature,  Place,  and  Date  of  Signing:

/s/ Edward E. Mattner              New York, New York                 5/16/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              26

Form 13F Information Table Value Total:  $    6,236,456
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ --------------- --------- --------- ------------------- ---------- -------- ----------------------
                                                           VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
------------------------------ --------------- --------- --------- ---------- --- ---- ---------- -------- ---------- ------ ----
ADVENTRX PHARMAMACEUTICALS INC COM NEW         00764X202       289    138,377 SH       SOLE       N/A         138,377
AMGEN INC                      COM             31162100     54,519  1,020,000 SH       SOLE       N/A       1,020,000
AMYLIN PHARMACEUTICALS INC     COM             32346108    163,522 14,381,925 SH       SOLE       N/A      14,381,925
BIOGEN IDEC INC                COM             09062X103   943,810 12,860,205 SH       SOLE       N/A      12,860,205
CHESAPEAKE ENERGY CORP         COM             165167107    65,529  1,954,908 SH       SOLE       N/A       1,954,908
CLOROX CO DEL                  COM             189054109   700,700 10,000,000 SH       SOLE       N/A      10,000,000
COMMERCIAL METALS CO           COM             201723103    63,778  3,692,984 SH       SOLE       N/A       3,692,984
CYBERONICS INC                 COM             23251P102    61,380  1,929,569 SH       SOLE       N/A       1,929,569
DYNEGY INC DEL                 COM             26817G300    82,128 14,433,771 SH       SOLE       N/A      14,433,771
ENZON PHARMACEUTICALS INC      COM             293904108    51,490  4,723,891 SH       SOLE       N/A       4,723,891
EXELIXIS INC                   COM             30161Q104    26,635  2,357,110 SH       SOLE       N/A       2,357,110
FOREST LABS INC                COM             345838106    53,372  1,652,372 SH       SOLE       N/A       1,652,372
GENZYME CORP                   COM             372917104   798,052 10,480,000 SH       SOLE       N/A      10,480,000
HAIN CELESTIAL GROUP INC       COM             405217100   184,140  5,704,451 SH       SOLE       N/A       5,704,451
LAWSON SOFTWARE  INC NEW       COM             52078P102   172,775 14,278,916 SH       SOLE       N/A      14,278,916
LIONS GATE ENTMNT CORP         COM NEW         535919203   223,210 35,713,655 SH       SOLE       N/A      35,713,655
LIONS GATE ENTMNT CORP         NOTE 2.938%10/1 535919AF1       918    923,200 PRN      SOLE       N/A         923,200
LIONS GATE ENTMNT CORP         FRNT 3.625% 3/1 535919AG9       341    343,200 PRN      SOLE       N/A         343,200
MATTEL INC                     COM             577081102    60,468  2,425,520 SH       SOLE       N/A       2,425,520
MENTOR GRAPHICS CORP           COM             587200106   188,672 12,896,232 SH       SOLE       N/A      12,896,232
MOTOROLA MOBILITY HLDGS INC    COM             620097105   654,031 26,804,565 SH       SOLE       N/A      26,804,565
MOTOROLA SOLUTIONS INC         COM NEW         620076307 1,369,024 30,633,789 SH       SOLE       N/A      30,633,789
NRG ENERGY INC                 COM NEW         629377508    51,198  2,376,880 SH       SOLE       N/A       2,376,880
REGENERON PHARMACEUTICALS      COM             75886F107   109,837  2,444,081 SH       SOLE       N/A       2,444,081
SOUTHERN UN CO NEW             COM             844030106     5,328    186,154 SH       SOLE       N/A         186,154
TAKE-TWO INTERACTIVE SOFTWAR   COM             874054109   151,310  9,844,502 SH       SOLE       N/A       9,844,502


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